Discontinued Operations Redbox Income Statement Disclosures of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 11,517	$ 11,215	$ 3,892
Amortization of intangible assets	38	26	21
Total loss before income tax:	(24,966)	(74,225)	(24,768)
Total income tax benefit	(6,907)	26,329	8,695
Total loss from discontinued operations, net of tax	(18,059)	(47,896)	(16,073)
Redbox Canada [Member]
Revenue	11,417	6,816	1,733
Direct operating	20,027	18,278	6,297
Marketing	2,947	2,175	1,822
Research and development	0	2	0
General and administrative	1,078	3,088	987
Depreciation and other	7,354	2,760	694
Amortization of intangible assets	38	26	21
Other expense, net	(3,680)	(317)	(33)
Total loss before income tax:	(23,707)	(19,830)	(8,121)
Total income tax benefit	6,416	5,233	2,270
Total loss from discontinued operations, net of tax	$ (17,291)	$ (14,597)	$ (5,851)